Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 91,842,105.36
Previously Paid Amount	0.00
Total Fee Amount	14,061.03
Total Offset Amount	0.00
Net Fee	$ 14,061.03